3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Public offering warrants			$ (587)
Series C Warrants	$ (70)	$ (1,145)
Series B warrants	(612)	(1,461)	(1,483)
Warrants issued in connection with Senior Secured Debt	(906)
Total long-term liabilities at fair value	(1,588)	(2,606)	(2,070)
Level 1
Public offering warrants			0
Series C Warrants	0	0
Series B warrants	0	0	0
Warrants issued in connection with Senior Secured Debt	0
Total long-term liabilities at fair value	0	0	0
Level 2
Public offering warrants			0
Series C Warrants	0	0
Series B warrants	0	0	0
Warrants issued in connection with Senior Secured Debt	0
Total long-term liabilities at fair value	0	0	0
Level 3
Public offering warrants			(587)
Series C Warrants	(70)	(1,145)
Series B warrants	(612)	(1,461)	(1,483)
Warrants issued in connection with Senior Secured Debt	(906)
Total long-term liabilities at fair value	$ (1,588)	$ (2,606)	$ (2,070)